?ccrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current liabilities [abstract]
Accrued audit fees	$ 77	$ 122
Other accruals	1,834	1,393
Insurance deductibles	86	131
Other payables	159	117
Total	$ 2,156	$ 1,763